Trade and Other Receivables - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables
Trade receivables	€ 404,771	€ 390,205
Receivables from associates (note 31)	1,447	1,883
Impairment losses (note 30)	(22,985)	(22,291)	€ (20,531)	€ (19,706)
Trade receivables	383,233	369,797
Other receivables (note 30)	8,324	8,403
Personnel	822	2,163
Advance payments (note 30)	16,053	20,864
Taxation authorities, VAT recoverable	38,747	46,561
Other public entities	8,414	4,518
Other receivables	72,360	82,509
Current income tax assets	64,565	38,269
Trade and other receivables	€ 520,158	€ 490,575